Discontinued Operations - Sale of Infusionz to Bloomios (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jul. 01, 2023	Oct. 28, 2022
Acounts receivable balance	$ 760,729	$ 180,897		$ 180,897		$ 606,885	$ 1,125,394	$ 2,046,700
Income from discontinued operations		0	$ 268,155	0	$ 917,966	1,164,184	(1,370,124)
Interest rate	8.50%
Common stock		$ 1,430		$ 1,430		$ 1,045	1,011
Discontinued Operations [Member]
Maturity date						October 26, 2024
Acounts receivable balance						$ 845,443
Income from discontinued operations						$ 71,976	$ (338,418)
Original principal amount									$ 5,000,000
Series D Convertible Preferred Stock									8,500,000
Series D Convertible Preferred Stocks						85,000
Senior secured convertible debenture						$ 4,500,000			4,500,000
Convertible secured subordinate promissory note conversion price per share						$ 5.00
Convertible secured subordinate promissory note annual percentage						40.00%
Interest rate						10.00%
Reserve						$ 1,179,498
Original principal amount, after OID									779,117
Common stock purchase warrant									2,853,910
Common stock									8,500,000
Convertible preferred stock description						stated value per share of $100 and we are to receive dividends equal to 8.5% per year on a monthly basis, 30 days in arrears
Valuation allowance									8,500,000
Unpaid interest									35,385
Accrued interest									$ 449,484